AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.2%
Long-Term Municipal Bonds – 96.2%
Alabama – 1.6%
Alabama Community College System ACCS Enhancements Fee Revenue AGM Series 2021 4.00%, 09/01/2046	$3,900	$3,873,164
4.00%, 09/01/2051	5,500	5,341,568

		9,214,732

Arizona – 4.3%
Arizona Industrial Development Authority Series 2021-A 4.00%, 07/01/2051	3,195	2,800,749
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061	3,980	3,364,513
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	4,500	4,315,049
5.00%, 02/01/2035	2,495	2,788,127
Series 2021 4.00%, 02/01/2038	1,400	1,425,466
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,300,203
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	484,200
5.00%, 07/01/2050(a)	1,175	1,073,795
5.00%, 07/01/2054(a)	640	577,298
Series 2021 4.00%, 07/01/2051(a)	1,625	1,234,914
4.00%, 07/01/2061(a)	5,210	3,752,702

		25,117,016

California – 14.6%
California Educational Facilities Authority (Mount St.Mary’s University, Inc.) Series 2018-A 5.00%, 10/01/2036	405	436,368
5.00%, 10/01/2046	2,750	2,876,844
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	3,750	3,797,470
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	1,000	1,040,862
5.00%, 08/01/2055	1,200	1,242,608

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	$3,390	$3,136,831
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.90% (MUNIPSA + 0.35%), 08/01/2047(b)	8,000	7,954,345
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,992,511
4.00%, 05/01/2051	5,000	4,838,256
4.00%, 05/01/2055	5,000	4,779,375
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2036(a)	525	543,734
5.00%, 12/01/2046(a)	5,985	5,970,603
5.00%, 12/01/2054(a)	1,990	1,951,099
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,788,202
5.00%, 11/01/2049(a)	6,075	5,702,525
California Municipal Finance Authority (La Maestra Family Clinic, Inc.) Series 2021 4.00%, 09/01/2046	2,960	2,985,498
4.00%, 09/01/2051	2,745	2,745,375
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037	1,200	1,232,911
4.00%, 07/01/2046	2,090	2,108,365
4.00%, 07/01/2051	1,945	1,945,563
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	595,350
5.00%, 06/01/2054(a)	250	227,279
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(a)	1,365	1,336,241
5.00%, 06/01/2051(a)	2,500	2,294,419
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	1,000	969,649
5.00%, 06/01/2048(a)	1,085	976,403
5.00%, 06/01/2056(a)	1,000	878,451

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	$3,750	$3,533,404
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	765,899
4.00%, 06/01/2051(a)	1,000	724,393
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	3,000	3,084,201
Series 2022 5.375%, 08/01/2042(a)	1,500	1,581,091
City of Oakland CA
Series 2013-A 5.50%, 07/15/2053	2,500	2,906,503
Series 2013-D 5.50%, 07/15/2053	2,500	2,906,503

		84,849,131

Colorado – 0.5%
Denver Health & Hospital Authority Series 2019-A 4.00%, 12/01/2038	1,020	966,798
4.00%, 12/01/2039	1,000	935,290
4.00%, 12/01/2040	750	694,655

		2,596,743

Connecticut – 1.1%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2025	525	541,947
Series 2021-A 4.00%, 08/01/2037	775	795,361
4.00%, 08/01/2039	1,000	1,014,734
4.00%, 08/01/2040	325	328,258
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,076,845
5.00%, 07/15/2038	620	661,246
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,642,301

		6,060,692

District of Columbia – 4.7%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,815,810
5.00%, 04/01/2051	2,635	2,762,691
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,819,251

	Principal Amount (000)	U.S. $ Value

Series 2017-B 5.00%, 07/01/2037	$625	$645,645
5.00%, 07/01/2042	2,000	2,038,377
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	4,275	4,146,128
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2027	620	653,607
5.50%, 02/28/2035	4,025	4,725,678
5.50%, 02/29/2036	1,625	1,913,551
5.50%, 08/31/2036	1,800	2,115,963
5.50%, 02/28/2037	3,100	3,642,827
District of Columbia Water & Sewer Authority Series 2016-A 5.00%, 10/01/2035	820	853,695

		27,133,223

Florida – 1.2%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040	825	759,143
5.00%, 06/01/2050	3,735	3,208,292
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	2,000	2,026,732
Series 2023-B 5.78%, 06/01/2027(a)	1,000	1,003,924

		6,998,091

Illinois – 6.6%
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051	5,085	5,149,984
Chicago Transit Authority Sales Tax Receipts Fund Series 2014 5.25%, 12/01/2049	5,000	5,023,489
Series 2020-A 5.00%, 12/01/2045	7,315	7,625,953
Series 2022-A 4.00%, 12/01/2049	4,190	4,033,887
Cook County Community College District No. 508 Series 2013 5.25%, 12/01/2043 (Pre-refunded/ETM)	605	607,743
BAM Series 2017 5.00%, 12/01/2047	620	639,841
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	1,475	1,367,801
4.00%, 11/01/2051	2,720	2,333,983
4.00%, 11/01/2056	3,850	3,229,101

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	$615	$586,420
4.00%, 10/01/2050	6,505	5,887,144
4.00%, 10/01/2055	2,000	1,753,636

		38,238,982

Indiana – 0.5%
Muncie Sanitary District AGM Series 2021-A 5.00%, 01/01/2029	685	745,228
5.00%, 07/01/2029	600	658,565
5.00%, 01/01/2030	1,000	1,105,696
5.00%, 07/01/2030	420	467,809

		2,977,298

Louisiana – 0.5%
Tangipahoa Parish Hospital Service District No. 1 Series 2021 4.00%, 02/01/2041	1,500	1,442,047
4.00%, 02/01/2042	1,500	1,429,679

		2,871,726

Maryland – 3.5%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	1,079,825
Maryland Economic Development Corp. (Maryland Econ Dev Corp.-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,536,442
Series 2022 5.00%, 07/01/2033	1,895	2,067,951
5.00%, 07/01/2034	1,840	1,997,516
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	8,000	8,210,218
5.25%, 06/30/2055	4,000	4,096,378

		19,988,330

Massachusetts – 3.2%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	7,415	7,424,164
Series 2016-E 5.00%, 07/01/2037	765	784,052
Series 2017-F 5.00%, 07/01/2030	1,475	1,571,335
Series 2023 5.25%, 07/01/2048	2,720	2,975,006

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	$1,765	$1,808,341
5.00%, 07/01/2039	2,250	2,269,528
AGM Series 2020-C 4.00%, 10/01/2045	1,090	1,048,216
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	852,561

		18,733,203

Michigan – 9.9%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	958,154
City of Detroit MI Series 2018 5.00%, 04/01/2026	585	598,251
5.00%, 04/01/2027	500	518,223
5.00%, 04/01/2032	770	801,989
5.00%, 04/01/2034	1,255	1,305,992
5.00%, 04/01/2035	1,500	1,558,207
5.00%, 04/01/2036	1,200	1,242,439
5.00%, 04/01/2037	1,100	1,133,726
Series 2021-A 4.00%, 04/01/2040	1,050	984,562
5.00%, 04/01/2033	1,125	1,206,563
5.00%, 04/01/2036	1,200	1,275,067
5.00%, 04/01/2039	1,175	1,226,018
5.00%, 04/01/2050	3,650	3,701,735
Series 2023-A 5.25%, 05/01/2028	300	317,644
5.25%, 05/01/2030	700	758,295
5.25%, 05/01/2031	600	656,584
5.25%, 05/01/2032	600	662,944
5.25%, 05/01/2033	800	892,102
6.00%, 05/01/2039	2,500	2,866,762
Detroit City School District Series 2020-A 5.00%, 05/01/2036	1,145	1,260,846
5.00%, 05/01/2037	1,150	1,254,704
5.00%, 05/01/2039	1,645	1,771,223
5.00%, 05/01/2040	1,000	1,071,550
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	1,515	1,576,593
Ferris State University Series 2019-A 5.00%, 10/01/2024	2,000	2,023,509
5.00%, 10/01/2025	2,000	2,062,711
5.00%, 10/01/2026	2,185	2,291,769

	Principal Amount (000)	U.S. $ Value

Flint Hospital Building Authority (Hurley Medical Center) Series 2020 4.00%, 07/01/2038	$1,575	$1,474,623
4.00%, 07/01/2041	3,500	3,128,686
5.00%, 07/01/2031	2,405	2,525,592
Flint Public Library AGM Series 2020 3.00%, 05/01/2029	1,085	1,076,112
3.00%, 05/01/2030	1,175	1,163,113
Grand Rapids Public Schools AGM Series 2019 5.00%, 11/01/2040	1,800	1,918,163
Great Lakes Water Authority Water Supply System Revenue Series 2016-B 5.00%, 07/01/2046	1,225	1,254,063
Series 2016-C 5.00%, 07/01/2026	695	729,107
Series 2020-B 5.00%, 07/01/2045	1,350	1,446,025
5.00%, 07/01/2049	1,300	1,382,940
Series 2022-A 5.00%, 07/01/2037	1,000	1,148,862
5.00%, 07/01/2038	1,215	1,383,031
5.25%, 07/01/2039	1,925	2,211,933
5.25%, 07/01/2040	735	837,887

		57,658,299

Minnesota – 0.5%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	3,000	2,156,988
Housing & Redevelopment Authority of The City of St.Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	920,680

		3,077,668

Missouri – 0.0%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	205,602

New Jersey – 4.5%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2040(a)	1,600	1,519,135
4.00%, 07/15/2050(a)	3,260	2,848,071
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018-A 5.00%, 07/01/2050	1,000	993,707

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.185%, 03/01/2030	$1,500	$1,531,976
5.198%, 03/01/2031	1,500	1,530,666
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2020 5.00%, 11/01/2044	10,925	11,552,023
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	1,175	1,186,929
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,266,166
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	645	688,752
5.00%, 06/15/2042	1,000	1,042,789

		26,160,214

New York – 15.2%
Buffalo Sewer Authority Series 2021 1.75%, 06/15/2049(c)	2,380	1,806,186
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	192,660
4.00%, 06/15/2036	385	363,994
Build NYC Resource Corp. (Children’s Aid Society (The)) Series 2019 4.00%, 07/01/2044	1,890	1,854,900
4.00%, 07/01/2049	600	573,509
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058	760	746,508
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2062(a)	7,000	7,121,801
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	500	491,253
5.00%, 06/15/2042	850	853,990
5.00%, 06/15/2052	1,520	1,475,071
5.00%, 06/15/2057	1,300	1,248,997

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	$500	$499,289
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2057	1,625	1,684,579
5.25%, 07/01/2062	2,000	2,066,312
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	3,260	3,173,088
Series 2017-A 5.00%, 06/01/2047(a)	1,725	1,711,500
Metropolitan Transportation Authority Series 2014-D 5.00%, 11/15/2039	4,000	4,026,725
Series 2017-C 5.00%, 11/15/2029	1,165	1,257,977
5.00%, 11/15/2033	1,000	1,073,364
Series 2018-B 5.00%, 11/15/2026	2,160	2,279,881
Series 2020-C 4.75%, 11/15/2045	4,015	4,119,439
5.25%, 11/15/2055	12,320	13,045,269
Series 2020-D 4.00%, 11/15/2050	5,000	4,714,686
Series 2020-E 5.00%, 11/15/2030	5,000	5,611,840
5.00%, 11/15/2032	4,500	5,043,120
Series 2021-A 4.00%, 11/15/2041	7,500	7,432,231
Series 2021-D 3.888% (SOFR + 0.33%), 11/01/2035(b)	1,685	1,684,064
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,895	1,934,338
New York City Health and Hospitals Corp. (New York City Health and Hospital Corp. Lease) Series 2021-A 4.00%, 02/15/2045	1,110	1,102,894
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	4,000	4,426,072
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	375	391,730
5.00%, 08/01/2034	750	782,331
AGM Series 2020 3.00%, 09/01/2050	2,000	1,514,822

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co., LLC) Series 2023 6.971%, 06/30/2051	$2,000	$1,984,888

		88,289,308

North Carolina – 1.4%
North Carolina Central University Series 2019 4.00%, 04/01/2049	2,270	2,129,367
5.00%, 04/01/2044	2,500	2,595,950
University of North Carolina at Greensboro Series 2014 5.00%, 04/01/2039 (Pre-refunded/ETM)	3,440	3,447,937

		8,173,254

Ohio – 2.6%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	2,150	2,260,383
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History (The)) Series 2021 4.00%, 07/01/2051	1,370	1,322,691
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	4,365	4,383,293
5.25%, 02/15/2047	1,500	1,513,041
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,497,674
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,106,583
5.25%, 01/01/2052	1,000	1,024,340

		15,108,005

Oklahoma – 1.8%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,100	2,108,597
5.50%, 08/15/2057	3,365	3,386,841
Series 2022-A 5.50%, 08/15/2041	5,000	5,008,550

		10,503,988

Oregon – 0.1%
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2029	50	271,185

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 8.6%
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	$3,050	$3,211,044
Series 2019-B 5.00%, 11/01/2049	3,095	3,282,322
Series 2020-A 5.00%, 11/01/2045	5,000	5,410,642
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	2,585	2,433,528
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	885	912,425
5.00%, 07/01/2034	2,130	2,191,706
AGM Series 2022 4.00%, 07/01/2040	4,475	4,502,706
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036	1,620	1,732,242
5.00%, 05/01/2037	1,390	1,482,115
5.00%, 05/01/2038	1,000	1,060,766
AGM Series 2017 5.00%, 12/01/2035	200	215,749
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	2,100	2,114,475
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2036	1,500	1,726,721
5.00%, 11/01/2039	1,850	2,073,860
5.00%, 11/01/2040	700	779,672
5.00%, 11/01/2041	1,265	1,404,455
5.00%, 11/01/2042	1,050	1,158,517
5.00%, 11/01/2043	750	824,951
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	2,000	2,133,756
AGM Series 2020-B 4.00%, 09/01/2045	2,250	2,227,761
4.00%, 09/01/2050	2,500	2,457,305
AGM Series 2023-A 4.25%, 09/01/2053	2,500	2,508,027
School District of the City of Erie (The) AGM Series 2019-A 5.00%, 04/01/2031	930	1,023,698
AGM Series 2019-C 5.00%, 04/01/2028	1,850	1,988,274
5.00%, 04/01/2029	1,000	1,091,744

		49,948,461

	Principal Amount (000)	U.S. $ Value

Rhode Island – 2.7%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2030	$2,890	$3,156,848
5.00%, 09/15/2031	5,110	5,559,463
Rhode Island Health and Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2038	2,930	2,984,063
4.00%, 05/15/2040	1,375	1,393,915
4.00%, 05/15/2041	2,485	2,514,925

		15,609,214

Texas – 0.4%
City of Mission TX BAM Series 2021 5.00%, 02/15/2028	1,000	1,074,295
5.00%, 02/15/2029	1,000	1,089,347
El Paso County Hospital District Series 2017 5.00%, 08/15/2037	370	380,096

		2,543,738

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	3,683,863

West Virginia – 1.3%
Morgantown Utility Board, Inc. Series 2018-B 5.00%, 12/01/2043	2,555	2,689,961
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016-A 4.00%, 06/01/2031	2,800	2,825,645
Series 2017-A 5.00%, 06/01/2047	1,775	1,827,002

		7,342,608

Wisconsin – 4.3%
City of Milwaukee WI Sewerage System Revenue Series 2021-S 5.00%, 06/01/2030	1,000	1,103,429
5.00%, 06/01/2031	1,000	1,120,106
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.)
Series 2020 5.00%, 03/15/2050	3,520	3,558,049

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	$4,430	$3,942,077
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(a)	1,000	1,008,386
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) Series 2019 5.00%, 06/01/2044	6,315	6,319,984
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,588,877

		24,640,908

Total Municipal Obligations (cost $580,903,214)		557,995,482

CORPORATES - INVESTMENT GRADE – 1.3%
Industrial – 1.1%
Consumer Cyclical – Other – 0.5%
Conservation Fund A Nonprofit Corp. (The) Series 2019 3.474%, 12/15/2029	3,267	2,981,040

Other Industrial – 0.5%
Howard University Series 2020 1.991%, 10/01/2025	1,000	938,390
2.291%, 10/01/2026	1,000	920,900
2.516%, 10/01/2025	1,000	950,680

		2,809,970

Services – 0.1%
Bush Foundation 2.754%, 10/01/2050	1,000	660,000

		6,451,010

Financial Institutions – 0.2%
Finance – 0.2%
BlueHub Loan Fund, Inc. Series 2020 3.099%, 01/01/2030	1,000	861,063

Total Corporates - Investment Grade (cost $8,267,000)		7,312,073

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(d) (e) (f) (cost $8,821,482)	8,821,482	8,821,482

U.S. $ Value

Total Investments – 99.0% (cost $597,991,696)(g)	$574,129,037
Other assets less liabilities – 1.0%	5,718,663

Net Assets – 100.0%	$579,847,700

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

USD	3,750	01/15/2025	4.028%	CPI#	Maturity	$116,692	$—	$116,692
USD	2,800	01/15/2027	CPI#	3.466%	Maturity	(83,464)	(4,516)	(78,948)
USD	19,100	01/15/2029	CPI#	3.735%	Maturity	265,156	—	265,156
USD	17,000	01/15/2030	2.650%	CPI#	Maturity	1,276,787	—	1,276,787
USD	7,500	01/15/2031	2.782%	CPI#	Maturity	453,153	—	453,153
USD	4,400	01/15/2031	2.989%	CPI#	Maturity	174,228	—	174,228
USD	5,570	01/15/2032	CPI#	3.064%	Maturity	(146,595)	—	(146,595)
USD	5,180	04/15/2032	CPI#	2.971%	Maturity	(171,181)	—	(171,181)

						$1,884,776	$(4,516)	$1,889,292

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	29,500	07/31/2030	1 Day SOFR	4.016%	Annual	$526,611	$—	$526,611
USD	13,700	07/31/2030	1 Day SOFR	3.897%	Annual	153,781	—	153,781
USD	28,600	11/01/2030	1 Day SOFR	4.518%	Annual	1,509,330	—	1,509,330
USD	33,400	12/19/2033	3.571%	1 Day SOFR	Annual	160,583	—	160,583

						$2,350,305	$—	$2,350,305

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $67,754,873 or 11.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,993,421 and gross unrealized depreciation of investments was $(30,616,483), resulting in net unrealized depreciation of $(19,623,062).

As of January 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

DOT – Department of Transportation

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$557,995,482	$—	$557,995,482
Corporates – Investment Grade	—	7,312,073	—	7,312,073
Short-Term Investments	8,821,482	—	—	8,821,482

Total Investments in Securities	8,821,482	565,307,555	—	574,129,037
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,286,016	—	2,286,016
Centrally Cleared Interest Rate Swaps	—	2,350,305	—	2,350,305
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(401,240)	—	(401,240)

Total	$8,821,482	$569,542,636	$—	$578,364,118

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2024 is as follows:

Fund	Market Value 04/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,239	$77,347	$85,765	$8,821	$316